SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 3 – SEGMENT REPORTING

Operating segments comprised of the components of an entity in which separate information is available for evaluation by the Company’s chief operating decision maker, or group of decision makers, in determining how to allocate resources in evaluating performance. The Company consists of a single reporting segment: life science. The life science segment is comprised of the Company’s development of therapeutics that target lipid-signaling modulation pathways, including the endocannabinoid system (the “ECS”), a network of receptors and neurotransmitters that form a biochemical communication system throughout the body. The Company’s CODM is its Chief Executive Officer.

The accounting policies of the life science segment are as described in the summary of significant accounting policies. The CODM evaluates the performance of the life science segment based on the Company’s net loss as reported on the income statement as consolidated net loss. The Company’s segment assets are reported on the balance sheet as its total consolidated assets.

The Company has not generated any revenue since its inception and expects to continue to incur losses into the foreseeable future as it continues to conduct research and development related activities through all stages of product development and clinical trials and subsequently seek approval from the respective regulatory authorities.

The Company’s CODM utilizes cash forecast models to determine the Company’s investment in the life sciences segment. These models are reviewed regularly to monitor the Company’s operating results and performance and compared to the Company’s cash-based forecasts.

	Three months ended
	March 31,
	2025	2024

General and administrative
Employee and director compensation	$239	$244
Stock-based compensation	114	139
Professional fees	325	390
Other general and administrative (a)	317	309
Total general and administrative	995	1,082

	Three months ended
	March 31,
	2025	2024

Research and development
Employee compensation	$233	$229
Stock-based compensation	78	74
Professional fees	1,010	973
Other research and development (b)	63	231
Total research and development	1,384	1,507

(a)	Consists of sales and marketing, investor relations, travel and other office expenses.

(b)	Consists of supplies and other items used in research and development activities.

NOTE 3 – SEGMENT REPORTING

Operating segments comprised of the components of an entity in which separate information is available for evaluation by the Company’s chief operating decision maker, or group of decision makers, in determining how to allocate resources in evaluating performance. The Company consists of a single reporting segment: life science. The life science segment is comprised of the Company’s development and commercialization of therapeutics that target lipid-signaling modulation pathways, including the endocannabinoid system (the “ECS”), a network of receptors and neurotransmitters that form a biochemical communication system throughout the body. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer.

The accounting policies of the life science segment are as described in the summary of significant accounting policies. The CODM evaluates the performance of the life science segment based on the Company’s net loss as reported on the income statement as consolidated net loss. The Company’s segment assets are reported on the balance sheet as its total consolidated assets.

The Company has not generated any revenue since its inception and expects to continue to incur losses into the foreseeable future as it continues to conduct research and development related activities through all stages of product development and clinical trials and subsequently seek approval from the respective regulatory authorities.

The Company’s CODM utilizes cash forecast models to determine the Company’s investment in the life sciences segment. These models are reviewed regularly to monitor the Company’s operating results and performance and compared to the Company’s cash-based forecasts.

	Year ended
	December 31,
	2024	2023

General and administrative
Employee and director compensation	$1,173	$1,091
Stock-based compensation	501	710
Professional fees	1,133	1,101
Other general and administrative (a)	1,308	1,332
Total general and administrative	$4,115	$4,234

	Year ended
	December 31,
	2024	2023

Research and development
Employee compensation	$1,166	$983
Stock-based compensation	317	310
Professional fees	5,169	4,531
Research and development tax credits (b)	(1,349)	(1,206)
Other research and development (c)	690	1,078
Total research and development	$5,993	$5,696

(a)	Consists of sales and marketing, investor relations, travel and other office expenses.

(b)	Reflects tax credits from United Kingdom government recorded directly as a reduction of research and development expense upon receipt.

(c)	Consists of supplies and other items used in research and development activities.